FINANCIAL ASSETS (Tables)	6 Months Ended
Jun. 30, 2022
Financial Instruments [Abstract]
Disclosure of financial assets
The following table provides the details of financial instruments and their associated financial instrument classifications as at June 30, 2022:

(US$ MILLIONS)
MEASUREMENT BASIS	FVTPL	FVOCI	Amortized cost	Total
Financial assets
Cash and cash equivalents	$—	$—	$2,399	$2,399
Accounts and other receivable, net (current and non-current)	—	—	6,649	6,649
Other assets (current and non-current) (1)	—	—	436	436
Financial assets (current and non-current) (2)	615	5,504	7,064	13,183
Total	$615	$5,504	$16,548	$22,667
Financial liabilities
Accounts payable and other (current and non-current) (2) (3)	$567	$283	$11,210	$12,060
Borrowings (current and non-current)	—	—	40,493	40,493
Total	$567	$283	$51,703	$52,553
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(1)Excludes prepayments, subrogation recoverable, deferred policy acquisition costs and other assets of $1,704 million.
(2)Refer to Hedging Activities in Note 4 (a) below.
(3)Includes derivative liabilities, and excludes provisions, decommissioning liabilities, deferred revenues, unearned premium reserve, work in progress, post-employment benefits, liabilities held for sale and various taxes and duties of $7,951 million.
The following table provides the details of financial instruments and their associated financial instrument classifications as at December 31, 2021:

(US$ MILLIONS)
MEASUREMENT BASIS	FVTPL	FVOCI	Amortized cost	Total
Financial assets
Cash and cash equivalents	$—	$—	$2,588	$2,588
Accounts and other receivable, net (current and non-current)	—	—	5,638	5,638
Other assets (current and non-current) (1)	—	—	478	478
Financial assets (current and non-current) (2)	518	6,243	1,789	8,550
Total (3)	$518	$6,243	$10,493	$17,254
Financial liabilities
Accounts payable and other (2) (4)	$640	$220	$10,847	$11,707
Borrowings (current and non-current)	—	—	29,076	29,076
Total	$640	$220	$39,923	$40,783
____________________________________
(1)Excludes prepayments, subrogation recoverable and other assets of $1,369 million.
(2)Refer to Hedging Activities in Note 4(a) below.
(3)Total financial assets include $5,200 million of assets pledged as collateral.
(4)Includes derivative liabilities and excludes provisions, decommissioning liabilities, deferred revenues, unearned premium reserve, work in progress, post-employment benefits, liabilities held for sale and various taxes and duties of $7,929 million.

(US$ MILLIONS)	June 30, 2022	December 31, 2021
Current
Marketable securities	$979	$1,262
Restricted cash	1,157	224
Derivative contracts	240	179
Loans and notes receivable	171	211
Other financial assets (1)	124	138
Total current	$2,671	$2,014
Non-current
Marketable securities	$2,902	$3,601
Restricted cash	262	297
Derivative contracts	371	123
Loans and notes receivable	5,329	936
Other financial assets (1)	1,648	1,579
Total non-current	$10,512	$6,536
____________________________________
(1)Other financial assets include secured debentures, asset backed securities and preferred shares in the partnership’s business services segment.

(US$ MILLIONS)	June 30, 2022	December 31, 2021
Current, net	$5,905	$4,945
Non-current, net
Accounts receivable	61	60
Retainer on customer contract	47	61
Billing rights	636	572
Total non-current, net	$744	$693
Total	$6,649	$5,638